SHARE-BASED COMPENSATION - Plan Awards Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Options, Quantity
Outstanding at the beginning of the period (in shares)	3,601,433
Granted (in shares)	1,068,554
Exercised (in shares)	(410,145)
Cancelled (in shares)	(945,000)
Outstanding at the end of the period (in shares)	3,314,842	3,601,433
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)	$ 34.51
Granted (in dollars per share)	36.62
Exercised (in dollars per share)	5.86
Cancelled (in dollars per share)	40.00
Outstanding at the end of the period (in dollars or euros per share)	$ 37.17	$ 34.51
SARs
Options, Quantity
Granted (in shares)	0	0	0
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	154,994
Exercised (in shares)	(28,500)
Cancelled (in shares)	(394)
Outstanding at the end of the period (in shares)	126,100	154,994
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 32.44
Exercised (in dollars per share)	31.22
Cancelled (in dollars per share)	20.99
Outstanding at the end of the period (in dollars per share)	$ 32.75	$ 32.44
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	13,865,414
Granted (in shares)	5,293,636
Exercised (in shares)	(5,218,733)
Forfeited (in shares)	(638,743)
Cancelled (in shares)	(500,342)
Outstanding at the end of the period (in shares)	12,801,232	13,865,414
2018 plan
Options, Quantity
Outstanding at the end of the period (in shares)	451,064
2018 plan | Options
Options, Quantity
Outstanding at the beginning of the period (in shares)	189
Granted (in shares)	256,812	3,397
Exercised (in shares)	(67)
Forfeited (in shares)	(32)	(2,224)
Cancelled (in shares)	(77,380)	(26)
Outstanding at the end of the period (in shares)	179,522	189
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)	$ 80.89
Granted (in dollars per share)	211.88
Exercised (in dollars per share)	80.89
Forfeited (in dollars per share)	80.89
Cancelled (in dollars per share)	203.83
Outstanding at the end of the period (in dollars or euros per share)	$ 215.28	$ 80.89
2018 plan | RSUs
Options, Quantity
Granted (in shares)	191,214	137,998
Forfeited (in shares)	(10,586)	(22,282)
Cancelled (in shares)	(17,560)
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	114,499
Granted (in shares)	191,214
Exercised (in shares)	(6,025)
Forfeited (in shares)	(10,586)
Cancelled (in shares)	(17,560)
Outstanding at the end of the period (in shares)	271,542	114,499